Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,760,670,900
Holdings Count | shares	30
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,760,670,900
Number of Holdings	30
Portfolio Turnover	24%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 29.2 1 - 1.99% 53.1 2 - 2.99% 16.5 3 - 3.99% 0.6 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 70.4 US Treasury Bonds 29.0 99.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 11,148,513,107
Holdings Count | shares	26
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$11,148,513,107
Number of Holdings	26
Portfolio Turnover	15%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 45.8 1 - 1.99% 33.5 2 - 2.99% 14.2 3 - 3.99% 4.1 U.S. Treasury Obligations 97.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 97.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 88.2 US Treasury Bonds 9.4 97.6
Fidelity SAI Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Income Fund
Class Name	Fidelity® SAI Municipal Income Fund
Trading Symbol	FSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 3,632,339,324
Holdings Count | shares	1,779
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,632,339,324
Number of Holdings	1,779
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.5 Transportation 19.3 Special Tax 8.7 Health Care 8.3 Electric Utilities 5.7 Education 5.1 Others(Individually Less Than 5%) 11.3 96.9 AAA 6.5 AA 43.6 A 36.3 BBB 5.9 BB 1.4 B 0.0 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.5 AA - 43.6 A - 36.3 BBB - 5.9 BB - 1.4 B - 0.0 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Alabama 9.8 Texas 9.2 New York 8.8 Illinois 7.6 California 6.1
Fidelity SAI International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Credit Fund
Class Name	Fidelity® SAI International Credit Fund
Trading Symbol	FSNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 2,298,495,269
Holdings Count | shares	345
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,298,495,269
Number of Holdings	345
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.7 AAA 12.5 AA 0.1 A 14.8 BBB 31.5 BB 4.6 B 1.6 CCC,CC,C 0.1 Not Rated 6.5 Short-Term Investments and Net Other Assets (Liabilities) 6.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.7 AAA - 12.5 AA - 0.1 A - 14.8 BBB - 31.5 BB - 4.6 B - 1.6 CCC,CC,C - 0.1 Not Rated - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 6.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 59.0 U.S. Treasury Obligations 21.7 Foreign Government and Government Agency Obligations 11.4 Preferred Securities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 59.0 U.S. Treasury Obligations - 21.7 Foreign Government and Government Agency Obligations - 11.4 Preferred Securities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 6.6 United States 33.4 United Kingdom 16.5 Germany 12.3 France 5.7 Canada 5.4 Japan 4.1 Multi-national 3.9 Australia 3.1 Luxembourg 3.0 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 33.4 United Kingdom - 16.5 Germany - 12.3 France - 5.7 Canada - 5.4 Japan - 4.1 Multi-national - 3.9 Australia - 3.1 Luxembourg - 3.0 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.7 US Treasury Bonds 6.0 KfW 4.9 Canadian Government 3.6 European Union 3.1 Japan Government 3.1 HSBC Holdings PLC 1.3 UBS Group AG 1.2 NatWest Group PLC 1.1 BNP Paribas SA 1.1 41.1
Fidelity International Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Bond Index Fund
Class Name	Fidelity® International Bond Index Fund
Trading Symbol	FBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 1,360,923,682
Holdings Count | shares	2,324
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,360,923,682
Number of Holdings	2,324
Portfolio Turnover	33%

Holdings [Text Block]	AAA 18.9 AA 18.3 A 22.0 BBB 12.9 BB 0.4 B 0.0 Not Rated 26.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 18.9 AA - 18.3 A - 22.0 BBB - 12.9 BB - 0.4 B - 0.0 Not Rated - 26.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 65.7 Corporate Bonds 32.4 Preferred Securities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 65.7 Corporate Bonds - 32.4 Preferred Securities - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 France 14.7 Japan 11.9 Germany 10.1 United Kingdom 8.5 Canada 8.5 Italy 8.4 United States 6.3 Spain 5.9 Multi-national 4.6 Others 21.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) France - 14.7 Japan - 11.9 Germany - 10.1 United Kingdom - 8.5 Canada - 8.5 Italy - 8.4 United States - 6.3 Spain - 5.9 Multi-national - 4.6 Others - 21.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Japan Government 11.5 French Government 7.8 Italian Republic 7.2 United Kingdom of Great Britain and Northern Ireland 6.0 German Federal Republic 5.1 Spanish Kingdom 4.6 Canadian Government 2.5 Australian Commonwealth 1.9 European Union 1.8 Kingdom of Belgium 1.7 50.1
Fidelity Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Fund
Class Name	Fidelity® Inflation-Protected Bond Index Fund
Trading Symbol	FIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 11,684,697,223
Holdings Count | shares	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$11,684,697,223
Number of Holdings	49
Portfolio Turnover	23%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 36.2 1 - 1.99% 44.4 2 - 2.99% 15.3 3 - 3.99% 3.5 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 79.4 US Treasury Bonds 20.0 99.4
Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Trading Symbol	FSPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 17,845,254,941
Holdings Count | shares	49
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,845,254,941
Number of Holdings	49
Portfolio Turnover	33%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 34.7 1 - 1.99% 47.3 2 - 2.99% 14.5 3 - 3.99% 2.9 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 79.5 US Treasury Bonds 19.9 99.4
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FFNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 522,074,062
Holdings Count | shares	26
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$522,074,062
Number of Holdings	26
Portfolio Turnover	45%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 48.3 1 - 1.99% 32.8 2 - 2.99% 14.5 3 - 3.99% 3.8 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 88.6 US Treasury Bonds 10.8 99.4